Fair Value Measurement - Schedule of Key Assumptions Used in Valuation of Warrants (Details)	Dec. 31, 2018
Warrants | Conversion Price Discount Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.90